FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lease liability
Current	$ 1,844,502	$ 2,991,612
Non-current	1,013,003	1,892,699
Total	2,857,505	4,884,311
Land and buildings (Gross carrying amount)
Right-of-use asset
Right-of-use assets	$ 9,588,345	$ 16,891,897